Vessels	6 Months Ended
Jun. 30, 2012
Vessels
5.	Vessels:

June 30, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,553	$470,554	$4,868,999
Vessels under construction	30,017	—	30,017

	$5,369,570	$470,554	$4,899,016

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

During the six month period ended June 30, 2012, the Company capitalized interest costs of $2,493,000 (June 30, 2011—$8,923,000) as vessels under construction.

In June 2012, the $53.0 million term loan credit facility matured upon expiration of the UASC Madinah time charter. On June 27, 2012, the Company sold the UASC Madinah to that U.S. bank for $52,104,000 the amount outstanding under the term loan resulting in a gain on vessel of $9,773,000.